Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	372 Months Ended
	Apr. 24, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
SEI High Yield Bond & Alternative Credit ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class F — Return Before Taxes
Average Annual Return, Percent		7.54%	5.09%	6.51%	6.72%
Performance Inception Date	Jan. 11, 1995
SEI High Yield Bond & Alternative Credit ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class F — Return After Taxes on Distributions
Average Annual Return, Percent		3.85%	1.22%	3.00%	3.29%
SEI High Yield Bond & Alternative Credit ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class F — Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		4.40%	2.14%	3.42%	3.61%
Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)	2.01%	4.63%
ICE BofA U.S. High Yield Constrained Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE BofA U.S. High Yield Constrained Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		8.50%	4.50%	6.44%	[1]

[1]	The ICE BofA U.S. High Yield Constrained Index Return for the "Since Inception" period is not provided because returns for the index are not available prior to 1996.